Common Stock and Additional Paid-in Capital - Vested and Non Vested Shares (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Number of non vested shares
Balance	73,500
Granted	342,400	153,150
Forfeited	(15,900)	(77,150)
Vested	(160,133)	(2,500)
Balance	239,867	73,500
Weighted Average Grant Date Fair Value Per Non Vested Shares
Balance	$ 16.40
Granted	$ 17.19	$ 16.34
Forfeited	$ 16.90	$ 16.28
Vested	$ 16.92	$ 16.50
Balance	$ 17.15	$ 16.40
Number of vested shares
Balance	2,500	0
Granted and Vested	117,133	2,500
Non vested shares granted in prior years and vested in 2013	43,000
Balance	162,633	2,500
Weighted Average Grant Date Fair Value Per Vested Shares
Balance	$ 16.50	$ 0
Granted and vested	$ 17.18	$ 16.50
Non vested shares granted in prior years and vested 2013	$ 16.16
Balance	$ 16.90	$ 16.50